INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	$ 78,947,101	$ 74,321,000	$ 63,189,000
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	20,707,000	18,340,000	16,251,000
Fixed assets - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	209,842	217,000	212,000
Other - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	383,000	256,000	245,000
Capital loss carry-forwards -Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	3,877,000	4,143,000	4,125,000
Lease - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	0	(28,000)	(8,000)
Exploration and evaluation properties - Congo [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	$ 53,770,259	$ 51,393,000	$ 42,364,000